Fair Value Measurements	12 Months Ended
Dec. 31, 2013
Fair Value Measurement [Abstract]
Fair Value Measurement

Note 3. Fair Value Measurement

The following table presents the Company's assets and liabilities that are measured at fair value on a recurring basis, segregated by classes (in thousands):

	December 31, 2013
	Level 2	Level 3	Total
Assets:
Long term investment	$1,634	$-	$1,634
Foreign exchange forward contracts not
designated as hedging instruments	301	-	301
Foreign exchange forward contracts
designated as hedging instruments	153	-	153
Liabilities:
Foreign exchange forward contracts not
designated as hedging instruments	(1,543)	-	(1,543)
Earn-out obligations	-	(29,025)	(29,025)
	$545	$(29,025)	$(28,480)

	December 31, 2012
	Level 2	Level 3	Total
Assets:
Long term investment	$1,634	$-	$1,634
Foreign exchange forward contracts not
designated as hedging instruments	1,818	-	1,818
Liabilities:
Foreign exchange forward contracts not
designated as hedging instruments	(765)	-	(765)
	$2,687	$-	$2,687

Long term investment consists of an investment in debt securities classified as available-for-sale and are recorded at fair value. The fair value is based on the sale of similar securities in the market, as well as last sales of these securities in the market (Level 2 inputs).

Foreign exchange forward contracts are presented as other current liabilities and other current assets and are valued primarily based on observable inputs, including interest rate curves and both forward and spot prices for currencies (Level 2 inputs). At December 31, 2013, the Company had foreign exchange forward contracts in effect for the conversion of $54.0 million into €40.3 million and $18.3 million into NIS 65.0 million out of which the Company designated $5.8 million as cash flow hedge for accounting purposes. The change in fair value of those contracts of $0.2 million is included in accumulated other comprehensive income at December 31, 2013. These contracts mature through March 31, 2014.

Foreign exchange forward contracts in effect as of December 31, 2012 were for the conversion of €20.9 million into $26.8 million and $37.0 million into NIS 145.6 million.

The earn-out obligations are described in note 2 and are classified within level 3 because fair value is measured based on the probability-weighted present value of the consideration expected to be transferred. The consideration expected to be transferred is based on the Company's expectations of various financial metrics. The ultimate payment of earn-out obligations could deviate from current estimates based on the actual results of these financial measures.

Other financial instruments consist mainly of cash and cash equivalents, short term bank deposits, current and non-current receivables, accounts payable and accruals and the fair value of these financial instruments approximates their carrying values.